Derivative financial instruments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Derivative financial instruments
29	Derivative financial instruments
A significant portion of the Group’s net sales and costs are denominated in currencies other than the euro. Consequently, a significant portion of the Group’s revenue is exposed to fluctuations in the exchange rates between the euro and other currencies. The Group uses forward exchange contracts (known in Italy as domestic currency swaps) to reduce its exposure to the risks of short-term declines in the value of its foreign currency denominated revenue. The Group uses such derivative instruments to protect the value of its foreign currency denominated revenue, and not for speculative or trading purposes. Despite being entered into such domestic currency swaps with the intent to reduce the foreign currency exposure risk for trade receivables and expected sales, the Group’s derivative financial instruments do not qualify for being accounted for as hedging instruments according to IAS 39 and, also, to former applicable Italian GAAP. Therefore, the Company reflects the positive or negative changes in the fair value of those derivatives through profit or loss in the captions “Net exchange rate gains/(losses)”.
The tables below summarise in euro equivalent the contractual amounts of forward exchange contracts used to hedge principally future cash flows from trade receivables and sale orders as at December 31, 2019 and 2018.

	31/12/19	31/12/18
British pounds	16,947	10,612
Euro	11,347	11,407
U.S. dollars	6,347	14,528
Canadian dollars	1,937	1,300
Japanese yen	1,549	2,318
Australian dollars	1,280	2,129
Danish kroner	751	1,086
Swedish kroner	208	265

Total	40,366	43,645

The following tables present information regarding the contract amount in euro equivalent amount and the estimated fair value of all of the Group’s forward exchange contracts. Contracts with net unrealized gains are presented as “assets” and contracts with net unrealized losses are presented as “liabilities”.

	2019		2018
	Contract amount	Unrealised gains/(losses)	Contract amount	Unrealised gains/(losses)
Assets	10,419	145	27,459	218
Liabilities	29,947	(772)	16,186	(320)

Total	40,366	(627)	43,645	(102)

As at December 31, 2019 and 2018, the forward exchange contracts have a net unrealized expense of 627 and 102, respectively. These amounts are recorded in net exchange rate gains/(losses), in the consolidated statements of profit or loss (see note 37).